Offerings	Apr. 07, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Preferred Stock, $0.01 par value per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 166,742,488.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,027.14
Offering Note	(1) Pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) Calculated pursuant to Rule 457(o) under the Securities Act. (3) There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase common stock, preferred stock and/or debt securities, such indeterminate number of purchase contracts and such intermediate number of rights to purchase common stock to be sold by the Registrant from time to time, which together shall have an aggregate initial offering price not to exceed $200,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. The securities registered hereunder also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants, such indeterminate number of purchase contracts, such indeterminate number of warrants to purchase common stock or pursuant to the antidilution provisions of any such securities.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Unallocated (Universal Shelf)
Maximum Aggregate Offering Price	$ 33,257,512.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-270606
Carry Forward Initial Effective Date	Apr. 14, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 3,664.97
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, securities with a maximum aggregate price of $33,257,512 registered hereunder are unsold securities (the "Unsold Securities") previously covered by the registrant's registration statement on Form S-3 (File No. 333-270606) which was initially filed with the Securities and Exchange Commission on March 16, 2023 and became effective on April 14, 2023 (the "Prior Registration Statement"), and are included in this registration statement. The registrant paid a filing fee of $3,664.97 (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement) relating to the Unsold Securities under the Prior Registration Statement, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities under the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.